UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, DC 20549

FORM N-Q
QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
MANAGEMENT INVESTMENT COMPANY
_______________________________

Investment Company Act file number:  811-06103

Investors Cash Trust
(Exact name of registrant as specified in charter)

345 Park Avenue
New York, NY 10154
(Address of principal executive offices)  (Zip code)

Paul Schubert
60 Wall Street
New York, NY 10005
(Name and address of agent for service)

Registrant's telephone number, including area code:  (212) 250-3220

Date of fiscal year end:  8/31

Date of reporting period:  5/31/2015

ITEM 1.	SCHEDULE OF INVESTMENTS

Investment Portfolio	as of May 31, 2015 (Unaudited)

Deutsche Variable NAV Money Fund

	Principal Amount ($)	Value ($)

Certificates of Deposit and Bank Notes 16.0%
ANZ New Zealand International Ltd., 144A, 1.85%, 10/15/2015	1,000,000	1,004,913
Banco del Estado de Chile:
0.3%, 10/6/2015	1,800,000	1,800,252
0.32%, 11/4/2015	1,000,000	1,000,110
KBC Bank NV, 0.12%, 6/3/2015	3,000,000	2,999,970
Microsoft Corp., 1.625%, 9/25/2015	2,000,000	2,008,742
National Australia Bank Ltd., 1.6%, 8/7/2015	1,500,000	1,503,540
Oversea-Chinese Banking Corp., Ltd., 0.28%, 8/3/2015	1,000,000	1,000,110
Rabobank Nederland NV, 0.27%, 7/3/2015	1,500,000	1,500,195
Sumitomo Mitsui Banking Corp., 0.25%, 7/24/2015	2,000,000	2,000,160
The Toronto-Dominion Bank, 0.43%, 3/2/2016	1,000,000	999,880

Total Certificates of Deposit and Bank Notes (Cost $15,816,834)		15,817,872
Commercial Paper 53.1%
Issued at Discount * 37.0%
Bank Nederlandse Gemeenten:
0.285%, 9/17/2015	2,000,000	1,998,720
0.325%, 11/9/2015	1,500,000	1,498,155
Bedford Row Funding Corp.:
144A, 0.35%, 10/19/2015	1,000,000	998,840
144A, 0.47%, 12/11/2015	1,000,000	998,090
CAFCO LLC, 144A, 0.1%, 6/1/2015	5,000,000	4,999,952
Catholic Health Initiatives, 0.23%, 7/20/2015	1,222,000	1,221,731
Coca-Cola Co., 0.31%, 9/16/2015	1,000,000	999,580
LMA Americas LLC, 144A, 0.14%, 6/3/2015	3,000,000	2,999,940
MetLife Short Term Funding LLC, 144A, 0.24%, 9/14/2015	500,000	499,645
Natixis, 0.13%, 6/2/2015	3,331,000	3,330,967
Nederlandse Waterschapsbank NV, 0.28%, 7/9/2015	1,200,000	1,199,820
Old Line Funding LLC, 144A, 0.3%, 10/26/2015	1,000,000	998,750
Rabobank Nederland NV, 0.33%, 12/7/2015	500,000	499,135
Regency Markets No. 1 LLC, 144A, 0.12%, 6/5/2015	2,150,000	2,149,941
Standard Chartered Bank, 0.34%, 9/10/2015	1,200,000	1,199,064
Starbird Funding Corp., 144A, 0.12%, 6/1/2015	3,000,000	2,999,968
Sumitomo Mitsui Banking Corp., 0.24%, 6/3/2015	2,000,000	1,999,960
Suncorp-Metway Ltd., 0.38%, 9/1/2015	3,000,000	2,998,290
Toronto-Dominion Holdings U.S.A., Inc., 0.28%, 6/5/2015	1,500,000	1,499,985
Working Capital Management Co., 144A, 0.19%, 6/4/2015	1,500,000	1,499,970

		36,590,503
Issued at Par ** 16.1%
Australia & New Zealand Banking Group Ltd., 144A, 0.375%, 8/18/2015	500,000	499,955
Bank Nederlandse Gemeenten, 144A, 0.285%, 2/25/2016	1,000,000	999,850
BNZ International Funding Ltd., 144A, 0.306%, 10/14/2015	2,200,000	2,199,802
Dexia Credit Local, 0.324%, 7/1/2015	1,500,000	1,499,916
General Electric Capital Corp., 0.252%, 8/11/2015	2,000,000	1,999,960
HSBC Bank PLC, 144A, 0.315%, 12/23/2015	2,000,000	1,999,780
JPMorgan Chase Bank NA, 0.436%, 6/22/2016	1,000,000	999,226
Old Line Funding LLC, 144A, 0.283%, 7/16/2015	1,000,000	999,980
Rabobank Nederland NV, 0.394%, 10/1/2015	2,500,000	2,499,725
Westpac Banking Corp.:
0.253%, 7/17/2015	1,200,000	1,199,964
144A, 0.26%, 3/10/2016	1,000,000	999,920

		15,898,078

Total Commercial Paper (Cost $52,487,465)		52,488,581
Short-Term Notes 4.6%
Bank of Nova Scotia, 0.555% **, 12/31/2015	1,000,000	1,000,690
Canadian Imperial Bank of Commerce, 0.4% **, 8/18/2015	1,000,000	999,960
Svenska Handelsbanken AB, 144A, 0.391% **, 10/2/2015	2,000,000	1,999,864
Wal-Mart Stores, Inc., 5.319%, 6/1/2016	500,000	500,000

Total Short-Term Notes (Cost $4,501,352)		4,500,514
Municipal Bonds and Notes 10.6%
Catawba County, NC, Hospital Revenue, Valley Medical Center, 144A, 0.19% ***, 10/1/2034, LOC: Branch Banking & Trust	3,000,000	3,000,000
New York, State Housing Finance Agency Revenue, 605 West 42nd Street, Series B, 144A, 0.25% ***, 5/1/2048, LOC: Bank of China	2,440,000	2,440,000
New York, State Housing Finance Agency Revenue, Manhattan West Residential Housing, Series B, 144A, 0.25% ***, 11/1/2049, LOC: Bank of China	2,000,000	2,000,000
San Jose, CA, Redevelopment Agency, TECP, 0.33%, 9/8/2015, LOC: JPMorgan Chase Bank NA	3,000,000	2,999,820

Total Municipal Bonds and Notes (Cost $10,440,000)		10,439,820
Closed-End Investment Company 0.5%
Nuveen Premier Income Municipal Fund 2, Inc., Series 1-4895, 144A, AMT, 0.19% ***, 5/1/2041, LIQ: Barclays Bank PLC (Cost $500,000)	500,000	500,000
Repurchase Agreements 15.2%
BNP Paribas, 0.11%, dated 5/29/2015, to be repurchased at $10,000,092 on 6/1/2015 (a)	10,000,000	10,000,000
Wells Fargo Bank, 0.4%, dated 5/1/2015, to be repurchased at $5,005,000 on 7/30/2015 (b) (c)	5,000,000	5,001,400

Total Repurchase Agreements (Cost $15,000,000)		15,001,400

	% of Net Assets	Value ($)

Total Investment Portfolio (Cost $98,745,651) †	100.0	98,748,187
Other Assets and Liabilities, Net	0.0	28,575

Net Assets	100.0	98,776,762

For information on the Fund's policies regarding the valuation of investments and other significant accounting policies, please refer to the Fund's most recent semi-annual or annual financial statements.

*	Annualized yield at time of purchase; not a coupon rate.
**
Floating rate securities’ yields vary with a designated market index or market rate, such as the coupon-equivalent of the U.S. Treasury Bill rate. These securities are shown at their current rate as of May 31, 2015.

***
Variable rate demand notes and variable rate demand preferred shares are securities whose interest rates are reset periodically at market levels.  These securities are payable on demand and are shown at their current rates as of May 31, 2015.

†
The cost for federal income tax purposes was $98,745,651.  At May 31, 2015, net unrealized appreciation for all securities based on tax cost was $2,536.  This consisted of aggregate gross unrealized appreciation for all securities in which there was an excess of value over tax cost of $6,658 and aggregate gross unrealized depreciation for all securities in which there was an excess of tax cost over value of $4,122.

(a)	Collateralized by $10,379,600 U.S. Treasury Note, 1.5%, maturing on 1/31/2022 with a value of $10,200,028.
(b)	Collateralized by:

Principal Amount ($)	Security	Rate (%)	Maturity Date	Collateral Value ($)
372,282	American Campus Communities Operating Partnership LP	3.75	4/15/2023	375,701
4,853,061	Shell International Finance BV	2.375	8/21/2022	4,781,455
Total Collateral Value				5,157,156

(c)
Open maturity repurchase agreement whose interest rate resets periodically and is shown at the current rate as of  May 31, 2015. The dated date is the original day the repurchase agreement was entered into, the maturity date represents the next repurchase date.  Upon notice, both the Fund and counterparty have the right to terminate the repurchase agreement at any time.

144A: Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers.

AMT: Subject to alternative minimum tax.
LIQ: Liquidity Facility
LOC: Letter of Credit
TECP: Tax Exempt Commercial Paper

Fair Value Measurements

Various inputs are used in determining the value of the Fund's investments. These inputs are summarized in three broad levels. Level 1 includes quoted prices in active markets for identical securities. Level 2 includes other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, and credit risk). Level 3 includes significant unobservable inputs (including the Fund's own assumptions in determining the fair value of investments). The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. Securities held by the fund are reflected as Level 2 because the securities are valued at amortized cost (which approximates fair value) and, accordingly, the inputs used to determine value are not quoted prices in an active market.

The following is a summary of the inputs used as of May 31, 2015 in valuing the Fund's investments.

Assets	Level 1	Level 2	Level 3	Total
Investments in Securities(d)	$—	$83,746,787	$—	$83,746,787
Repurchase Agreements	$—	15,001,400	$—	15,001,400
Total	$—	$98,748,187	$—	$98,748,187

There have been no transfers between fair value measurement levels during the period ended May 31, 2015.

(d)	See Investment Portfolio for additional detailed categorizations.

ITEM 2.	CONTROLS AND PROCEDURES

(a)
The Chief Executive and Financial Officers concluded that the Registrant’s Disclosure Controls and Procedures are effective based on the evaluation of the Disclosure Controls and Procedures as of a date within 90 days of the filing date of this report.

(b)
There have been no changes in the registrant’s internal control over financial reporting that occurred during the registrant’s last fiscal quarter that has materially affected, or is reasonably likely to materially affect, the registrant’s internal controls over financial reporting.

ITEM 3.	EXHIBITS

Certification pursuant to Rule 30a-2(a) under the Investment Company Act of 1940 (17 CFR 270.30a-2(a)) is filed and attached hereto as Exhibit 99.CERT.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Registrant:	Deutsche Variable NAV Money Fund, a series of Investors Cash Trust

By:	/s/Brian E. Binder Brian E. Binder President

Date:	July 23, 2015

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/Brian E. Binder Brian E. Binder President

Date:	July 23, 2015

By:	/s/Paul Schubert Paul Schubert Chief Financial Officer and Treasurer

Date:	July 23, 2015